Frost LKCM Multi-Cap Equity Fund (First Prospectus Summary) | Frost LKCM Multi-Cap Equity Fund
FROST LKCM MULTI-CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost LKCM Multi-Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds (Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase). More information about these and other discounts is available from your financial professional and in the section

"Sales Charges" on page 104 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Frost LKCM Multi-Cap Equity Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Frost LKCM Multi-Cap Equity Fund Class A Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.25%
Total Annual Fund Operating Expenses		2.25%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frost LKCM Multi-Cap Equity Fund Class A Shares	790	1,238	1,711	3,011

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. The Fund may invest in companies of all market capitalizations.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther

King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings, above-average returns on shareholders' equity, underleveraged balanced sheets and/or the potential for above-average capital appreciation. In selecting investments for the Fund,

LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

     o  Consistently high profitability;

     o  Strong balance sheets;

     o  Competitive advantages;

     o  High and/or improving financial returns;

     o  Free cash flow;

     o  Reinvestment opportunities; and

     o  Prominent market share positions.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT

INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

Historically, the equity markets have moved in cycles, and the value of the

Fund's equity securities may fluctuate drastically from day-to-day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,

including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through purchasing ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,

poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United

States.  In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively)

the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Class A Shares of the Fund do not have a full calendar year of performance.

Consequently, the bar chart shows the performance of the Fund's Institutional

Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance.  The Fund's Institutional Class Shares are offered in a separate prospectus. Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore,

returns for the Class A Shares would be lower than those of the Institutional

Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the

Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by LKCM (the "Predecessor

Fund").  The performance information provided includes the returns of the

Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor

Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor

Fund's performance may have been lower.  Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER       WORST QUARTER

17.92%             (22.16)%

(06/30/2009)        (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/11 to 9/30/11 was (9.22)%

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2010 to those of the S&P 500 Index.

After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the period since the Performance Start Date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns Frost LKCM Multi-Cap Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A Shares	FUND RETURN BEFORE TAXES	12.39%	2.70%	4.55%	Jul. 31, 2002
Class A Shares After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	12.38%
Class A Shares After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	8.06%
S&P 500 Index Return	S&P 500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	15.06%	2.29%	5.98%	Jul. 31, 2002	5.98%	Jul. 31, 2002